COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		1 Months Ended
	Mar. 31, 2013	Jun. 30, 2013	Dec. 31, 2012	May 31, 2009 Brazilian Tax Authority [Member]	Jun. 30, 2013 Brazilian Tax Authority [Member]	Dec. 31, 2003 Brazilian Tax Authority [Member]	Dec. 31, 2012 Brazilian Tax Authority [Member]	Nov. 30, 2009 Litigation One [Member]	Jun. 30, 2013 Pending Litigation [Member]	Dec. 31, 2012 Pending Litigation [Member]
Loss Contingencies [Line Items]
Damages being sought				$ 1,530	$ 12,724	$ 4,000		$ 12,400
Estimated maximum loss from contingency					19,467		26,102		3,178	2,269
Accrual for loss contingency		7,845	8,070		6,568		7,122		1,277	949
Loan received	14,700
Loan repaid		$ 650